Acquisitions - Schedule of Pro Forma Financial Information (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Pro Forma Financial Information [Abstract]
Pro Forma Revenue	[1]	$ 1,636	$ 1,754	$ 3,515	$ 3,346
Pro Forma Net Loss		$ (11,910)	$ (40,176)	$ (452,223)	$ (60,502)

[1]	Since the acquisition of the Operating Companies on January 5, 2026, the unaudited condensed consolidated statement of operations for the three and six months ended June 30, 2026 include revenue of $1.7 million and net loss of $3.1 million and revenue of $3.5 million and net loss of $4.8 million, respectively.